UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

American Income Fund

Description of Security	Par Value/ Shares	Value (a)
(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds - 37.8%
Basic Industry - 3.5%
Abitibi-Consolidated, 8.55%, 8/1/10	$ 170,000	$ 166,175
Georgia-Pacific, 8.13%, 5/15/11	200,000	204,000
Hexion, Callable 7/15/09 @ 104.50, 9.00%, 7/15/14	250,000	259,375
Huntsman ICI Chemicals, Callable 8/18/06 @ 101.69, 10.13%, 7/1/09	105,000	107,100
Ineos Group Holdings, Callable 2/15/11 @ 104.25, 8.50%, 2/15/16 (c)	250,000	235,313
LPG International, 7.25%, 12/20/15 (c)	250,000	251,000
Newark Group, Callable 3/15/09 @ 104.88, 9.75%, 3/15/14	200,000	188,000
OM Group, Callable 12/15/06 @ 104.62, 9.25%, 12/15/11	300,000	313,500
Polyone, 8.88%, 5/1/12	200,000	204,000
Ryerson Tull Incorporated, Callable 12/15/08 @ 104.13, 8.25%, 12/15/11	250,000	251,250
Sino Forest Corporation, 9.13%, 8/17/11 (c)	250,000	263,750
Stone Container, Callable 7/1/07 @ 104.19, 8.38%, 7/1/12	200,000	189,500
Vedanta Resource, 6.63%, 2/22/10 (c)	250,000	243,750
		2,876,713
Brokerage - 0.3%
E*Trade Financial, Callable 6/15/08 @ 104.00, 8.00%, 6/15/11	250,000	259,375

Capital Goods - 2.8%
Allied Waste North America, Callable 2/15/09 @ 103.06, 6.13%, 2/15/14	300,000	277,500
Case New Holland, Callable 8/1/07 @ 104.62, 9.25%, 8/1/11	200,000	213,000
Compression Polymers, Callable 7/1/09 @ 105.25, 10.50%, 7/1/13 (c)	250,000	258,750
Greif Brothers, Callable 8/1/07 @ 104.44, 8.88%, 8/1/12	300,000	317,250
L-3 Communications, Callable 1/15/10 @ 102.94, 5.88%, 1/15/15	200,000	183,000
Owens-Broadway Glass Container, Callable 7/17/06 @ 104.44, 8.88%, 2/15/09	500,000	516,875
Sequa Corporation, 9.00%, 8/1/09	500,000	530,000
		2,296,375
Communications - 5.4%
C&M Finance, Callable 2/1/11 @ 104.05, 8.10%, 2/1/16 (c)	250,000	245,000
Charter Communications Holdings, 8.00%, 4/30/12 (c)	400,000	396,000
Citizens Communications, 9.25%, 5/15/11	250,000	271,875
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	252,500
Dex Media, Callable 11/15/08 @ 104.00, 8.00%, 11/15/13	200,000	203,750
Echostar DBS Corporation, 6.63%, 10/1/14	300,000	284,250
Horizon PCS, Callable 7/15/08 @ 105.69, 11.38%, 7/15/12	200,000	226,500
Houghton-Mifflin, Callable 10/15/08 @ 105.75, 0.00% through 10/15/08 thereafter 11.50%, 10/15/13 (b)	400,000	337,000
Insight Midwest, Callable 7/17/06 @ 105.25, 10.50%, 11/1/10	200,000	210,000
Intelsat, Callable 1/15/10 @ 104.31, 8.63%, 1/15/15 (c)	250,000	254,063
Panamsat, Callable 8/15/09 @ 104.50, 9.00%, 8/15/14	195,000	202,800
Qwest, 8.88%, 3/15/12	400,000	429,000
Qwest Capital Funding, 7.00%, 8/3/09	400,000	397,000
Rogers Wireless, 6.38%, 3/1/14	300,000	288,000
Time Warner Telecommunications Holdings, Callable 2/15/09 @ 104.62, 9.25%, 2/15/14	175,000	186,813
Vimpel Communications, 8.25%, 5/23/16 (c)	250,000	249,504
		4,434,055
Consumer Cyclical - 6.2%
Buffets, Callable 7/17/06 @ 105.62, 11.25%, 7/15/10	200,000	208,000
Dominos, Series B, Callable 7/1/07 @ 104.12, 8.25%, 7/1/11	364,000	375,830
French Lick Resorts, Callable 4/15/10 @ 105.38, 10.75%, 4/15/14 (c)	250,000	246,562
Ford Motor, 7.00%, 10/1/13	500,000	432,438
Galaxy Entertainment, Callable 12/15/09 @ 104.94, 9.88%, 12/15/12 (c)	250,000	260,000
General Motors Acceptance Corporation
5.63%, 5/15/09	300,000	282,652
6.75%, 12/1/14	300,000	272,763
Hovnanian K Enterprises, 6.25%, 1/15/16	250,000	221,875
Interepublic Group, 7.25%, 8/15/11	250,000	232,500
Landry’s Restaurants, Series B, Callable 12/15/09 @ 103.75, 7.50%, 12/15/14	250,000	235,625
Mandalay Resort, Series B, 10.25%, 8/1/07	250,000	261,875
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	246,250
Neiman Marcus Group, Callable 10/15/10 @ 105.19, 10.38%, 10/15/15 (c)	300,000	315,375
Service Corporation International, 7.70%, 4/15/09	500,000	510,000
Six Flags, Callable 4/15/08 @ 104.88, 9.75%, 4/15/13	250,000	250,000
WCI Communities, Callable 5/1/07 @ 104.56, 9.13%, 5/1/12	500,000	488,750
Wynn Las Vegas, Callable 12/1/09 @ 103.31, 6.63%, 12/1/14	250,000	238,125
		5,078,620
Consumer NonCyclical - 3.1%
Ahold Finance USA, 8.25%, 7/15/10	300,000	315,375
Chaoda Modern Agriculture Holding, 7.75%, 2/8/10 (c)	250,000	246,875
Delhaize America, 9.00%, 4/15/31	250,000	278,865
HCA Incorporated, 6.50%, 2/15/16	500,000	472,184
Iasis Healthcare, Callable 6/15/09 @ 104.38, 8.75%, 6/15/14	250,000	254,375
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10 (c)	250,000	247,500
Stater Brothers Holdings, Callable 6/15/08 @ 104.06, 8.13%, 6/15/12	250,000	250,000
Swift & Company, Callable 10/1/06 @ 106.25, 12.50%, 1/1/10	250,000	255,000
Triad Hospitals, Callable 11/15/08 @ 103.50, 7.00%, 11/15/13	200,000	194,500
		2,514,674
Electric - 2.9%
CMS Energy, 8.50%, 4/15/11	500,000	526,250
Dynegy - Roseton Danskammer, Series B, 7.67%, 11/8/16	200,000	205,750
Mission Energy Holdings, 13.50%, 7/15/08	250,000	283,125
Nevada Power, Callable 8/15/08 @ 104.50, 9.00%, 8/15/13	262,000	286,683
NRG Energy, Callable 2/1/11 @ 103.69, 7.40%, 2/1/16	300,000	300,375
Reliant Energy, Callable 7/15/08 @ 104.75, 9.50%, 7/15/13	250,000	252,500
Teco Energy, 7.20%, 5/1/11	250,000	257,188
TXU, Series P, 5.55%, 11/15/14	250,000	230,785
		2,342,656
Energy - 0.9%
Baytex Energy, Callable 7/15/07 @ 104.81, 9.63%, 7/15/10	250,000	263,750
Bluewater Finance, Callable 2/15/07 @ 105.12, 10.25%, 2/15/12	290,000	301,600
Harvest Operations, Callable 10/15/08 @ 103.94, 7.88%, 10/15/11	250,000	244,063
		809,413
Industrials Other - 0.4%
Chart Industries, Callable 10/15/10 @ 104.56, 9.13%, 10/15/15 (c)	300,000	317,250

Miscellaneous - 4.2%
Dow Jones, Series 5-T2, 7.25%, 12/29/10	2,439,025	2,461,630
Dow Jones, Series 6-T1, 8.63%, 6/29/11	1,000,000	988,750
		3,450,380
Natural Gas - 1.5%
El Paso, 7.75%, 6/15/10	200,000	205,000
SemGroup, Callable 11/15/10 @ 104.38, 8.75%, 11/15/15 (c)	250,000	253,750
Tennessee Gas Pipeline, 7.50%, 4/1/17	250,000	260,000
Williams, 7.13%, 9/1/11	500,000	508,750
		1,227,500
Sovereigns - 5.6%
Federal Republic of Brazil, Callable 8/17/15 @ 100,
10.25%, 6/17/13	500,000	583,250
Federal Republic of Brazil
7.88%, 3/7/15	500,000	516,500
11.00%, 8/17/40	350,000	427,350
Republic of Indonesia, 6.88%, 3/9/17 (c)	500,000	491,875
Republic of Panama
7.25%, 3/15/15	500,000	516,250
7.13%, 1/29/26	500,000	492,500
Republic of Turkey
9.00%, 6/30/11	500,000	541,875
11.88%, 1/15/30	280,000	397,600
Republic of Uruguay, 8.00%, 11/18/22	250,000	246,250
Republic of Venezuela, 9.25%, 9/15/27	300,000	358,500
		4,571,950

Technology - 0.3%
Lucent Technologies, 6.45%, 3/15/29	250,000	218,125
Transportation - 0.7%
Continental Airlines, 7.57%, 3/15/20	304,710	293,283
Hertz, Callable 1/1/10 @ 104.44, 8.88%, 1/1/14 (c)	250,000	261,875
		555,158
Total High Yield Corporate Bonds (Cost: $30,758,657)		$30,952,244

U.S. Government Agency Mortgage-Backed Securities - 32.0%
Adjustable Rate (f) - 1.2%
Federal Home Loan Mortgage Corporation, 5.82%, 9/1/18, #605911	230	233
Federal National Mortgage Association
5.71%, 7/1/27, #70179	2,740	2,790
4.65%, 10/1/32, #725110 (h)	547,956	554,932
Government National Mortgage Association, 5.13%, 12/20/22, #8096 (h)	382,583	387,095
		945,050

Fixed Rate - 30.8%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	135,050	137,110
Federal Home Loan Mortgage Corporation Gold
6.50%, 11/1/28, #C00676	365,055	370,964
5.50%, 10/1/33, #A15120 (h)	1,278,744	1,235,266
Federal National Mortgage Association
4.00%, 11/1/10, #254956 (h)	2,095,349	1,992,677
6.00%, 12/1/13, #190179	419,565	416,103
7.50%, 5/1/15, #537440 (h)	75,244	77,698
7.00%, 6/1/17, #254384 (h)	314,608	323,929
7.00%, 7/1/17, #254414 (h)	402,172	414,087
6.00%, 9/1/17, #653368 (h)	340,829	343,449
5.00%, 11/1/18, #750989 (h)	661,324	640,823
5.00%, 2/1/19, #767182 (h)	1,046,665	1,013,237
5.00%, 2/1/21, #745279	966,702	933,109
5.50%, 4/1/21, #840466 (h)	1,494,224	1,471,250
6.00%, 5/1/29, #323702 (h)	619,065	616,279
6.50%, 5/1/31, #540814	138,655	140,371
7.00%, 9/1/31, #596680 (h)	552,988	566,984
7.00%, 3/1/32, #635970	240,033	245,973
6.50%, 6/1/32, #596712 (h)	694,093	700,596
5.50%, 6/1/33, #709700 (h)	885,242	854,867
5.50%, 11/1/33, #555967 (h)	2,151,471	2,077,648
6.00%, 11/1/33, #743642 (h)	650,085	643,300
5.50%, 12/1/33, #756202 (h)	1,243,794	1,201,116
6.00%, 1/1/34, #763687 (h)	1,139,303	1,126,700
5.50%, 2/1/34, #766070 (h)	1,114,830	1,075,880
6.00%, 1/1/35, #810225 (h)	978,177	966,745
6.50%, 2/1/35, #735273 (h)	1,299,158	1,313,611
5.50%, 3/1/35, #815979 (h)	1,851,998	1,784,979
Government National Mortgage Association
6.50%, 4/15/33, #602233 (h)	460,699	469,366
5.50%, 8/15/33, #604567 (h)	1,404,521	1,369,320
6.00%, 7/15/34, #631574 (h)	706,784	704,929
		25,228,366
Total U.S. Government Agency Mortgage-Backed Securities (Cost: $27,054,774)		26,173,416

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities - 32.9%
Adjustable Rate (f) - 6.4%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21 (g)	12,786	12,749
Goldman Sachs Mortgage Securities, Series 2005-AR1, Class B1, 4.86%, 1/25/35	1,479,127	1,449,044
Goldman Sachs Mortgage Securities, Series 2003-1, Class B2, 6.91%, 3/25/43	1,907,449	1,924,751
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (d)	44,063,931	210,401
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 4.96%, 6/25/33	1,322,184	1,361,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.80%, 2/25/33	251,791	255,261
		5,213,394
Fixed Rate - 26.5%
Citicorp Mortgage Securities
Series 2004-5, Class B3, 5.27%, 8/25/34	1,219,868	1,092,145
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	721,521
Credit Suisse First Boston Mortgage Securities Corporation
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	953,585
Series 2005-12, Class DB4, 5.84%, 1/25/36	833,354	733,066
Crown Castle Towers LLC, 5.61%, 6/15/35	1,000,000	964,973
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2, Class A3, 5.00%, 3/25/23	1,500,000	1,489,285
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,269,285
Series 2004-J5, Class A7, 6.50%, 1/25/35	998,426	989,067
Goldman Sachs Mortgage Securities Series 2001-2, Class A, 7.50%, 6/19/32 (c)	402,865	414,256
Series 2003-10, Class 1A1, 4.72%, 10/25/33	1,525,711	1,461,112
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,300,413	1,232,629
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A, 4.21%, 7/25/34 (b) (c)	128,627	126,160
Series 2005-1, Class A, 4.85%, 1/25/35 (b) (c)	94,494	93,406
IndyMac Indx Mortgage Loan Trust
Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,485,938
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A, 6.25%, 11/25/34	796,718	780,551
Nomura Asset Acceptance Corporation Series 2004-R2, Class B1, 6.74%, 10/25/34 (c)	1,110,713	1,085,713
Prime Mortgage Trust
Series 2004-2, Class B2, 5.04%, 11/25/19	398,917	371,157
Series 2004-2, Class B3, 5.04%, 11/25/19	298,957	272,931
Residential Accredit Loans Series 2003-QS12, Class M1, 5.00%, 6/25/18	986,440	922,884
Residential Asset Mortgage Products
Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,058,465	1,034,541
Series 2004-SL4, Class A3, 6.50%, 7/25/32	875,954	880,550
Residential Asset Securitization Trust Series 2002-A12, Class 1A1, 5.20%, 11/25/32	24,564	24,424
Structured Asset Securities Corporation Series 2005-6, Class 5A6, 5.00%, 5/25/35	1,000,000	964,566
Washington Mutual MSC Mortgage Series 2003-MS9, Class CB2, 7.45%, 4/25/33	408,779	398,282
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-7, Class A3, 4.50%, 8/25/18	888,600	860,630
Series 2004-7, Class B2, 4.72%, 7/25/19	672,473	619,049
Series 2004-7, Class B3, 4.72%, 7/25/19	504,581	449,431
		21,691,137

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (Cost:$27,958,040)		26,904,531

Asset-Backed Securities - 10.5%
Home Equity - 9.1%
First Franklin Mortgage Loan, Series 2004-FFA, Class M2F, 4.62%, 3/25/24 (b)	2,760,000	2,734,918
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.32%, 4/25/35 (b)	500,000	477,448
Residential Funding Mortgage Securities I
Series 2004-HI2, Class A4, 5.24%, 9/25/18	2,000,000	1,985,015
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (b)	2,327,000	2,227,135
		7,424,516
Manufactured Housing - 1.4%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	397,961	408,151
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	726,924
		1,135,075
Total Asset-Backed Securities (Cost: $8,762,358)		8,559,591

Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities - 12.5%
Fixed Rate - 7.5%
Federal Home Loan Mortgage Corporation
Series 2690, Class OE, 5.00%, 11/15/28 (h)	1,274,000	1,231,834
Federal National Mortgage Association
Series 2004-27, Class HB, 4.00%, 5/25/19	1,923,137	1,648,677
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	839,899
Series 2004-90, Class GA, 4.35%, 3/25/34	930,216	883,185
Series 2002-WI, Class 2A, 7.50%, 2/25/42	571,998	589,545
Freddie Mac, Series 2972, Class KA, 4.50%, 6/15/18	997,166	962,894
		6,156,034
Z-Bonds (e) - 5.0%
Federal Home Loan Mortgage Corporation
Series 2676, Class GZ, 4.50%, 9/15/33	1,709,132	1,304,699
Government National Mortgage Association
Series 2001-8, Class Z, 6.50%, 3/20/31 (h)	2,780,615	2,800,524
		4,105,223

Total Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities (Cost: $10,224,444)		10,261,257

Corporate Bonds - 1.7%
Basic Industry - 0.8%
Southern Peru Copper, 7.50%, 7/27/35	400,000	386,000
Vale Overseas, 6.25%, 1/11/16 (b)	250,000	241,563
		627,563

Consumer NonCyclical - 0.3%
Glencore Funding, 6.00%, 4/15/14 (c)	250,000	233,784
Transportation - 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	511,250
Total Corporate Bonds (Cost: $1,366,398)		1,372,597

Short-Term Investment - 0.1%
U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill, 4.61%, 9/7/06 (i)	70,000	69,099
Total Short-Term Investment (Cost: $69,099)		69,099

Total Investments in Securities (j) - 127.5% (Cost: $106,193,770)		$104,292,735

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

As of May 31, 2006, the fund had no fair valued securities.

(b)	Delayed interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).
(c)

Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of May 31, 2006, the value of these investments was $6,746,511 or 8.2% of net assets.

(d)	Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. The interest rate disclosed represents the coupon rate in effect as of May 31, 2006.
(e)

Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(f)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2006.
(g)	Security considered illiquid. As of May 31, 2006, the value of this investment was $12,749 or 0.02% of net assets.
(h)	On May 31, 2006, securities valued at $27,959,121 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$6,697,000	5/18/06	5.08%	7/3/06	$43,471	(1)
	970,000	5/31/06	5.10%	6/19/06	2,611	(2)
	6,511,080	5/31/06	5.14%	6/19/06	29,100	(2)
	9,836,203	5/31/06	5.16%	7/10/06	87,411	(2)
	$24,014,283				$162,593

*	Interest rate as of May 31, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:
(1)	Goldman:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,278,744 par
Federal Home Loan Mortgage Corporation, 5.00%, 11/15/28, 1,274,000 par
Federal National Mortgage Association, 4.00%, 11/1/10, $2,095,349 par
Federal National Mortgage Association, 4.65%, 10/1/32, $547,956 par
Federal National Mortgage Association, 5.50%, 6/1/33, $885,242 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,243,794 par
Government National Mortgage Association, 5.50%, 8/15/33, $1,404,521 par
Government National Mortgage Association, 6.50%, 4/15/33, $460,699 par

(2)	Morgan Stanley:
Federal National Mortgage Association, 7.50%, 5/1/15, $75,244 par
Federal National Mortgage Association, 7.00%, 6/1/17, $314,608 par
Federal National Mortgage Association, 7.00%, 7/1/17, $402,172 par
Federal National Mortgage Association, 6.00%, 9/1/17, $340,829 par
Federal National Mortgage Association, 5.00%, 11/1/18, $661,324 par
Federal National Mortgage Association, 5.00%, 2/1/19, $1,046,665 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,494,224 par
Federal National Mortgage Association, 6.00%, 5/1/29, $619,065 par
Federal National Mortgage Association, 7.00%, 9/1/31, $552,988 par
Federal National Mortgage Association, 6.50%, 6/1/32, $694,093 par
Federal National Mortgage Association, 5.50%, 11/1/33, $2,151,471 par
Federal National Mortgage Association, 6.00%, 11/1/33, $650,085 par
Federal National Mortgage Association, 6.00%, 1/1/34, $1,139,303 par
Federal National Mortgage Association, 5.50%, 2/1/34, $1,114,830 par
Federal National Mortgage Association, 6.00%, 1/1/35, $978,177 par
Federal National Mortgage Association, 6.50%, 2/1/35, $1,299,158 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,851,998 par
Government National Mortgage Association, 5.13%, 12/20/22, $382,583 par
Government National Mortgage Association, 6.50%, 3/20/31, $2,780,615 par
Government National Mortgage Association, 6.00%, 7/15/34, $706,784 par

(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield on the date of purchase.
(j)	On May 31, 2006, the cost of investments in securities was $106,193,770. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$ 934,942
Gross unrealized depreciation	(2,835,977)
Net unrealized depreciation	$(1,901,035)

Schedule of Open Futures Contracts
Description	Number of Contracts (Sold)	Notional Contract Value	Settlement Month	Unrealized Appreciation
U.S. Treasury Long Bond Futures	(5)	$ (531,094)	Sept-06	$ 3,148

U.S. Treasury 5 Year Note Futures	(44)	(4,558,812)	Sept-06	21,858

U.S. Treasury 10 Year Note Futures	(50)	(5,246,094)	Sept-06	18,978

Eurodollar 90 Day Futures	(8)	(7,568,000)	Mar-07	1,008
	(107)	$(17,904,800)		$ 44,992

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006